Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	¥ 223,264	¥ 175,824	¥ 130,940
Revenue-Net gain on trading	580,099	491,611	563,269
Income tax expense	(124,709)	(96,630)	(57,798)
Net income (loss)	347,255	177,220	91,676
Net income attributable to noncontrolling interests	(6,519)	(11,357)	1,110
Net income (loss) attributable to NHI shareholders	340,736	165,863	92,786
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	(2,027)	358	4,033
Income tax expense			(87)
Net income (loss)	(2,027)	358	3,946
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(2,027)	358	3,946
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits / Revenue-Other	(1,464)	(1,737)	(3,372)
Income tax expense	374	295	358
Net income (loss)	(1,090)	(1,442)	(3,014)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(1,090)	(1,442)	(3,014)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Own credit adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue-Net gain on trading	315	597	334
Income tax expense	(103)	(126)	(138)
Net income (loss)	212	471	196
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	¥ 212	¥ 471	¥ 196